Quarterly Holdings Report
for

Fidelity Advisor® Financial Services Fund

October 31, 2019

AFFS-QTLY-1219
1.809094.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Banks - 38.9%
Diversified Banks - 19.1%
Bank of America Corp.	795,956	$24,889,544
Citigroup, Inc.	391,605	28,140,735
Wells Fargo & Co.	421,978	21,786,724
		74,817,003
Regional Banks - 19.8%
Amalgamated Bank	115,800	2,108,718
Ameris Bancorp	56,300	2,412,455
BOK Financial Corp.	21,416	1,652,244
Cadence Bancorp Class A	120,000	1,845,600
Cullen/Frost Bankers, Inc.	28,800	2,594,304
East West Bancorp, Inc.	71,600	3,073,072
First Citizens Bancshares, Inc.	5,800	2,853,136
First Hawaiian, Inc.	105,600	2,886,048
First Horizon National Corp.	152,879	2,441,478
First Interstate Bancsystem, Inc.	61,100	2,563,756
Great Western Bancorp, Inc.	42,000	1,464,540
Huntington Bancshares, Inc.	555,320	7,846,672
KeyCorp	247,700	4,451,169
M&T Bank Corp.	34,100	5,337,673
PNC Financial Services Group, Inc.	68,031	9,980,148
Regions Financial Corp.	322,200	5,187,420
Signature Bank	34,700	4,105,704
SunTrust Banks, Inc.	90,500	6,184,770
WesBanco, Inc.	88,700	3,334,233
Wintrust Financial Corp.	44,100	2,814,462
Zions Bancorp NA	45,000	2,181,150
		77,318,752

TOTAL BANKS		152,135,755

Capital Markets - 19.7%
Asset Management & Custody Banks - 6.3%
Affiliated Managers Group, Inc.	28,500	2,276,580
Apollo Global Management LLC Class A	133,600	5,498,976
Hamilton Lane, Inc. Class A	59,300	3,535,466
Northern Trust Corp.	63,400	6,319,712
State Street Corp.	107,700	7,115,739
		24,746,473
Financial Exchanges & Data - 4.1%
Cboe Global Markets, Inc.	77,873	8,967,076
The NASDAQ OMX Group, Inc.	61,600	6,145,832
Tradeweb Markets, Inc. Class A	17,900	747,325
		15,860,233
Investment Banking & Brokerage - 9.3%
E*TRADE Financial Corp.	139,480	5,828,869
Morgan Stanley	403,300	18,571,965
PJT Partners, Inc.	56,200	2,333,986
Raymond James Financial, Inc.	66,100	5,518,689
Virtu Financial, Inc. Class A (a)	255,700	4,336,672
		36,590,181

TOTAL CAPITAL MARKETS		77,196,887

Consumer Finance - 7.6%
Consumer Finance - 7.6%
Capital One Financial Corp.	165,238	15,408,444
OneMain Holdings, Inc.	196,700	7,868,000
SLM Corp.	777,200	6,559,568
		29,836,012
Diversified Financial Services - 6.6%
Multi-Sector Holdings - 6.6%
Berkshire Hathaway, Inc. Class B (b)	109,019	23,175,259
Cannae Holdings, Inc. (b)	84,400	2,464,480
		25,639,739
Insurance - 21.0%
Insurance Brokers - 4.0%
Arthur J. Gallagher & Co.	80,400	7,334,088
Willis Group Holdings PLC	43,900	8,204,910
		15,538,998
Life & Health Insurance - 2.9%
CNO Financial Group, Inc.	146,900	2,298,985
Globe Life, Inc.	54,480	5,302,538
Primerica, Inc.	31,400	3,962,052
		11,563,575
Multi-Line Insurance - 5.7%
American International Group, Inc.	168,500	8,923,760
Assurant, Inc.	31,700	3,996,419
Hartford Financial Services Group, Inc.	166,900	9,526,652
		22,446,831
Property & Casualty Insurance - 6.1%
Allstate Corp.	70,100	7,460,042
Beazley PLC	3,900	29,629
FNF Group	550	25,212
RSA Insurance Group PLC	292,600	1,979,525
The Travelers Companies, Inc.	109,000	14,285,540
		23,779,948
Reinsurance - 2.3%
Reinsurance Group of America, Inc.	55,100	8,952,097

TOTAL INSURANCE		82,281,449

IT Services - 3.7%
Data Processing & Outsourced Services - 3.7%
Black Knight, Inc. (b)	77,283	4,961,569
Fidelity National Information Services, Inc.	32,200	4,242,672
GreenSky, Inc. Class A (a)(b)	128,600	983,790
Visa, Inc. Class A	24,300	4,346,298
		14,534,329
Mortgage Real Estate Investment Trusts - 0.7%
Mortgage REITs - 0.7%
AGNC Investment Corp.	95,400	1,626,570
MFA Financial, Inc.	151,798	1,152,147
		2,778,717
Thrifts & Mortgage Finance - 1.6%
Thrifts & Mortgage Finance - 1.6%
Essent Group Ltd.	54,900	2,859,741
MGIC Investment Corp.	255,000	3,496,050
		6,355,791
TOTAL COMMON STOCKS
(Cost $338,251,498)		390,758,679

Money Market Funds - 1.2%
Fidelity Cash Central Fund 1.83% (c)	1,771,646	1,772,000
Fidelity Securities Lending Cash Central Fund 1.84% (c)(d)	2,906,232	2,906,523
TOTAL MONEY MARKET FUNDS
(Cost $4,678,523)		4,678,523
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $342,930,021)		395,437,202
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(4,020,559)
NET ASSETS - 100%		$391,416,643

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,416
Fidelity Securities Lending Cash Central Fund	8,168
Total	$14,584

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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